Moderate Allocation Lifestyle Fund Expense Example - Moderate Allocation Lifestyle Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	$ 747